SHARE CAPITAL - Disclosure of Detailed Information About Options, Valuation Assumptions (Details) - Year	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Risk-free interest rate (%)	1.97%	3.48%
Expected life (years)	4.07	4.04
Expected volatility (%)	57.78%	58.00%
Expected dividend yield (%)	0.26%	0.28%